Expense Example	Dec. 01, 2025 USD ($)
ABR Dynamic Blend Equity & Volatility Fund | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 203
Expense Example, with Redemption, 3 Years	667
Expense Example, with Redemption, 5 Years	1,157
Expense Example, with Redemption, 10 Years	2,509
ABR Dynamic Blend Equity & Volatility Fund | Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	228
Expense Example, with Redemption, 3 Years	853
Expense Example, with Redemption, 5 Years	1,503
Expense Example, with Redemption, 10 Years	3,248
ABR 50/50 Volatility Fund | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	253
Expense Example, with Redemption, 3 Years	909
Expense Example, with Redemption, 5 Years	1,589
Expense Example, with Redemption, 10 Years	3,404
ABR 50/50 Volatility Fund | Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	278
Expense Example, with Redemption, 3 Years	1,126
Expense Example, with Redemption, 5 Years	1,989
Expense Example, with Redemption, 10 Years	4,215
ABR 75/25 VOLATILITY FUND | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	178
Expense Example, with Redemption, 3 Years	771
Expense Example, with Redemption, 5 Years	1,390
Expense Example, with Redemption, 10 Years	3,061
ABR 75/25 VOLATILITY FUND | Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	203
Expense Example, with Redemption, 3 Years	882
Expense Example, with Redemption, 5 Years	1,586
Expense Example, with Redemption, 10 Years	$ 3,455